Loss Per Common Share - Schedule of Antidilutive Securities Excluded from computation of Earnings Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	177,996	622,987	177,996	2,046,957
Unvested Restricted Stock and Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	1,803,167	3,101,143	3,339,471	2,158,348
Warrants Exercisable into Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	571,025	13,633,070		13,633,070